Financial instruments (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Assets
Cash and cash equivalents	₨ 4,098	$ 43	₨ 4,997	₨ 4,106
Trade receivables	12,648	134	10,916
Other investments	1,405	15	1,229
Liabilities
Bank overdraft	0	0	326	487
Lease liabilities	3,902		3,810	₨ 3,043
Other financial liabilities	4,030	$ 43	52
6% Compulsorily Convertible Debentures	2,063		0
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents	4,098		4,997
Other bank balances	974		1,761
Trade receivables	12,648		10,916
Other financial assets	3,027		2,712
Investments	1,405		1,229
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents	4,098		4,997
Other bank balances	974		1,761
Trade receivables	12,648		10,916
Other financial assets	3,027		2,712
Investments	1,405		1,229
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft	0		326
Lease liabilities	3,902		3,810
Other financial liabilities	3,387		2,220
Borrowings from banks	25,094		20,925
Supplier finance arrangements	4,011		4,106
Borrowings from others	6,999		5,689
Trade and other payables	7,455		8,052
6% Compulsorily Convertible Debentures	4,000		6,260
8.95% Non - convertible Debentures	2,500		2,500
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft	0		326
Lease liabilities	3,902		3,810
Other financial liabilities	3,387		2,220
Borrowings from banks	25,094		20,925
Supplier finance arrangements	4,011		4,106
Borrowings from others	6,999		5,689
Trade and other payables	7,455		8,052
6% Compulsorily Convertible Debentures	4,000		6,260
8.95% Non - convertible Debentures	2,500		2,500
Financial liabilities at amortized costs [member]
Liabilities
Bank overdraft	0		326
Lease liabilities	3,902		3,810
Other financial liabilities	3,387		2,220
Borrowings from banks	25,094		20,925
Supplier finance arrangements	4,011		4,106
Borrowings from others	6,999		5,689
Trade and other payables	7,455		8,052
6% Compulsorily Convertible Debentures	4,000		6,260
8.95% Non - convertible Debentures	2,500		2,500
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft	0		0
Lease liabilities	0		0
Other financial liabilities	0		0
Borrowings from banks	0		0
Supplier finance arrangements	0		0
Borrowings from others	0		0
Trade and other payables	0		0
6% Compulsorily Convertible Debentures	0		0
8.95% Non - convertible Debentures	0		0
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft	0		0
Lease liabilities	0		0
Other financial liabilities	0		0
Borrowings from banks	0		0
Supplier finance arrangements	0		0
Borrowings from others	0		0
Trade and other payables	0		0
6% Compulsorily Convertible Debentures	0		0
8.95% Non - convertible Debentures	0		0
Financial assets at amortized costs [member]
Assets
Cash and cash equivalents	4,098		4,997
Other bank balances	974		1,761
Trade receivables	12,648		10,916
Other financial assets	3,018		2,693
Investments	447		404
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents	0		0
Trade receivables	0		0
Other financial assets	9		19
Investments	0		0
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents	0		0
Trade receivables	0		0
Other financial assets	0		0
Investments	₨ 958		₨ 825